Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases [Abstract]
Rent expense	$ 25	$ 20	$ 21
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2013	23
2014	13
2015	10
2016	7
2017	8
2018 and thereafter	21
Total	$ 82